Marketable Securities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Marketable Securities
Market value			$ 9,600	$ 120,125
Change in fair value			(110,525)	(110,525)
Impairment			(9,600)
Market value				$ 9,600